BUSINESS ACQUISITIONS (Details Narrative) - USD ($)		1 Months Ended
	Jun. 08, 2022	Mar. 31, 2022	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
Goodwill			$ 2,321,667	$ 2,321,667	$ 0
Helix House, LLC [Member]
Name of acquired entity		Helix House, LLC
Percentage of equity interests acquired		100.00%
Closing Purchase Price		$ 2,250,000
Closing Purchase Price, cash		$ 1,200,000
Closing Purchase Price, shares		18,004,115
Closing Purchase Price shares, value		$ 1,050,000
Total earn out potential, cash		$ 600,000
Total earn out potential, shares		1,900,000
Estimated potential earnout liability		50.00%
Goodwill		$ 3,444,110
Loss on goodwill impairment		$ 1,122,442
FluidFi, Inc. [Member]
Goodwill	$ 2,901,381			2,901,381
Loss on goodwill impairment				$ 2,901,381
Ownership percentage	100.00%
Equity interest	$ 800,000
Cash	$ 1,823,671
Cash divident	7.00%